ACCRUED EXPENSES AND OTHER PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ESG [Member]
Schedule of accrued expenses and other current liabilities

Accrued expenses and other payable consisted of the following:
	June 30, 2023	December 31, 2022
Advances from customers	$102,151	$48,646
Salary payable	126,626	142,737
Tax payable	6,357	18,527
Other payable	2,333,953	2,593,169
Total	$2,569,087	$2,803,079

December 31,	2022	2021
Advances from customers	$48,646	$146,105
Salary payable	142,737	147,685
Tax payable	18,527	-
Other payable	2,593,169	2,136,181
Total	$2,803,079	$2,429,971